Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 15,745	$ 630,932	$ 759,701
Cash flows from operations reconciliation:
Depreciation, depletion and amortization	119,220	115,036	224,546
Accretion of asset retirement obligations	14,667	13,991	26,926
Impairment of proved properties	0	0	41,616
Income tax (benefit) expense	(97,997)	197,324	240,643
(Gain) loss on fair value adjustments of unsettled derivative financial instruments	80,117	(760,933)	(905,695)
Asset retirement costs	(4,300)	(2,077)	(5,961)
(Gain) loss on natural gas and oil properties and equipment	(7,210)	(7,729)	(24,146)
(Gain) loss on sale of equity interest	0	0	(18,440)
Unrealized (gain) loss on investment	(2,433)	0	(4,610)
Finance costs	60,581	67,736	134,166
Loss on early retirement of debt	(10,649)	0	0
Hedge modifications	0	17,446	26,686
Non-cash equity compensation	3,669	4,417	6,494
Working capital adjustments:
Change in trade receivables and other current assets	8,247	93,968	104,571
Change in other non-current assets	(2,920)	(259)	1,661
Change in trade and other payables and other current liabilities	(34,443)	(189,636)	(183,530)
Change in other non-current liabilities	125	(5,733)	(6,236)
Cash generated from operations	163,717	174,483	418,392
Cash paid for income taxes	(2,907)	(1,917)	(8,260)
Net cash provided by operating activities	160,810	172,566	410,132
Cash flows from investing activities:
Consideration for asset acquisitions	(176,653)	(262,329)	(262,329)
Proceeds from divestitures	9,933	44,333	95,749
Expenditures on natural gas and oil properties and equipment	(20,848)	(32,332)	(74,252)
Proceeds on disposals of natural gas and oil properties and equipment	4,470	1,831	4,083
Deferred consideration payments	(550)		(2,620)
Net cash used in investing activities	(183,648)	(250,017)	(239,369)
Cash flows from financing activities:
Repayment of borrowings	(1,076,897)	(782,990)	(1,547,912)
Proceeds from borrowings	1,238,348	840,230	1,537,230
Penalty on early retirement of debt	(1,751)	0	0
Cash paid for interest	(47,632)	(60,215)	(116,784)
Debt issuance cost	(13,988)	(1,730)	(13,776)
(Increase) decrease in restricted cash	(12,571)	14,200	11,792
Hedge modifications associated with ABS Notes	0	0	(6,376)
Proceeds from equity issuance, net	0	156,788	156,788
Proceeds from lease modifications	8,568	0	0
Principal element of lease payments	(6,411)	(4,957)	(12,169)
Dividends to shareholders	(54,967)	(84,029)	(168,041)
Distributions to non-controlling interest owners	(918)	(2,861)	(4,043)
Repurchase of shares by the EBT	(2,582)	0	0
Repurchase of shares	(6,631)	(106)	(11,048)
Net cash provided by (used in) financing activities	22,568	74,330	(174,339)
Net change in cash and cash equivalents	(270)	(3,121)	(3,576)
Cash and cash equivalents, beginning of period	3,753	7,329	7,329
Cash and cash equivalents, end of period	$ 3,483	$ 4,208	$ 3,753